Notes payable	9 Months Ended
Sep. 30, 2024
Notes payable
Notes payable

10. Notes payable

As at September 30, 2024, the Company has total notes payable balance of $300,549 (December 31, 2023 - $300,549). During the nine months ended September 30, 2024, the Company issued a note payable of $290,387 (AUD $440,000) to RH Capital Finance CO LLC, with an interest rate of 16.0% per annum and maturing in June 2024. During the nine months ended September 30, 2024, the Company accrued interest of $30,547 (AUD $34,941). The total balance including interest was received during the nine months ended September 30, 2024, and there was no balance remaining as of September 30, 2024. This loan allowed the Company to access liquidity with respect to the Australian tax rebate scheme structure. The remaining note payable balance of $300,549 was assumed on acquisition of Prismic and is due on demand.